Debt (Details) - USD ($)			12 Months Ended
	Aug. 18, 2015	Nov. 19, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 18, 2014
Debt
Amount outstanding			$ 74,000,000
Debt interest expense			6,202,788	$ 4,345,755	$ 1,476,207
Interest payable			43,905	94,905
Deferred loan costs incurred			2,905,259
Deferred loan costs amortization			1,136,050	844,267	$ 254,454
Landmark Dividend Growth Fund-E LLC | Acquired Assets Predecessor
Debt
Debt interest expense			1,218,734	505,396
Deferred loan costs amortization			271,732	$ 92,915
Senior secured revolving credit facility
Debt
Borrowing capacity		$ 190,000,000
Annual commitment fee		0.25%
Amount outstanding		$ 75,000,000	74,000,000			$ 94,200,000
Undrawn borrowing capacity			116,000,000
Deferred loan costs incurred			2,907,382
Senior secured revolving credit facility | Base rate | Base rate option
Debt
Applicable margin		1.50%
Senior secured revolving credit facility | Federal funds rate | Base rate option
Debt
Applicable margin		0.50%
Senior secured revolving credit facility | One month LIBOR | Base rate option
Debt
Applicable margin		1.00%
Senior secured revolving credit facility | One month LIBOR | LIBOR option
Debt
Applicable margin		2.50%
Fund E secured debt facility | Landmark Dividend Growth Fund-E LLC
Debt
Repayment of debt	$ 29,219,806
Fund E secured debt facility | Landmark Dividend Growth Fund-E LLC | Gain (loss) on extinguishment of debt
Debt
Deferred loan costs amortization	$ 902,625
Fund E secured debt facility | Landmark Dividend Growth Fund-E LLC
Debt
Amount outstanding			$ 29,707,558